Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Dec. 06, 2021
WealthTrust DBS Long Term Growth ETF
Account Value [Line Items]
Account Value	$ 11,050	$ 9,010	$ 8,460	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	$ 12,540	$ 10,260	$ 9,080	$ 10,000